Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Investment in marketable securities and debt securities	$ 54,162	$ 172,168
Value added tax and other taxes recoverable	77,139	77,610
Long-term ore stockpiles	5,883	0
Prepaid loan costs	2,081	3,489
Deposits and other	2,903	6,083
Restricted cash	2,311	2,177
Other assets	144,479	261,527
Less: Current marketable securities and debt securities	0	(138,932)
Non-current other assets	$ 144,479	$ 122,595